February 26, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Variable Universal Life Income III (“Policy”)
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
File Nos. 811-22589, 333-175768

Dear Ms. Roberts -

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy. The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and signature pages.

The significant differences between the disclosure in the Amendment and the disclosure in the previous post-effective amendment for this Policy are:

•
Addition of an "Account Value Enhancement" for Policies with a Policy Date on or after May 16, 2015, and inclusion of the Form of Account Value Enhancement Endorsement as an exhibit to the Registration Statement.

•	Changes to the availability of the Return of Cost of Insurance Rider for Policies with a Policy Date on or after May 16, 2015.

•
Changes to the rates and certain terms of the Premium Expense Charge, Asset Based Charge, and Monthly Policy Issue Charge, as described in the Summary: Fee Tables section and the Charges and Deductions section, for Policies with a Policy Date on or after May 16, 2015.

•
For all Policies, revisions to the disclosures regarding the Surrender Charge, Cost of Insurance Charge and Monthly Policy Issue Charge and related appendices, as described in the Supplement to the Prospectus dated February 24, 2015 (accession no. 0001526622-15-000005).

Pursuant to Investment Company Act Release No. 13768 (February 15, 1984), due to the limited nature of the Amendment, we request selective review from the Staff of the disclosures related to the principal changes described above. Except as listed above, the disclosures in the Amendment are not substantially different from disclosures that have been previously filed with the Commission and reviewed by the Staff.

With respect to the annual update of the prospectus, Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, financial information, minimum and maximum total operating expenses, underwriter fees, performance data, and the Table of Separate Accounts.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant